WEBSITE DEVELOPMENT COSTS (Tables)	6 Months Ended
Sep. 30, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
Schedule of Website Development Costs

Website development costs, stated at cost, less accumulated amortization consisted of the following:

	September 30, 2012	March 31, 2012

Website development costs	$5,315	$5,315

Accumulated amortization	(1,335)	(801)

	$3,980	$4,514